Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	$ 803,415	$ 811,415	$ 811,817
Less: accumulated depreciation	(702,256)	(634,839)	(521,062)
Property and equipment, net	101,159	176,576	290,755
Medical equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	646,211	496,452	493,854
Furniture, office equipment and leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	$ 157,204	$ 314,963	$ 317,963